Amount Owing to Directors	6 Months Ended
Jun. 30, 2025
Amount Owing To Directors
Amount Owing to Directors

Note 8 – Amount Owing to Directors

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Amount owing to directors	$1,319,190	$1,259,875
Total amount owing to directors	$1,319,190	$1,259,875

The amount owing to directors are unsecured, interest-free and repayable on demand.